Accrued Liabilities	6 Months Ended
Jun. 30, 2018
Payables and Accruals [Abstract]
Accrued Liabilities

(6)          Accrued Liabilities

Accrued liabilities consisted of the following:

	As of June 30,	As of December 31,
(in thousands)	2018	2017	2016
	(unaudited)
Accrued payroll	$6,495	$6,201	$5,075
Product warranty, current	3,480	3,589	2,146
Income tax payable	786	931	8
Other accrued expenses	1,157	1,929	1,118
	$11,918	$12,650	$8,347